Commitments and Contingencies - Summary of Commitments to Purchase Mineral Stream (Parenthetical) (Detail) lb in Millions	6 Months Ended
	Jun. 30, 2024 $ / oz yr MillionTonnesPerAnnum Agreement oz lb	Feb. 27, 2024 oz	May 16, 2023	Dec. 13, 2021 oz
Bottom of range [member] | Kudz Ze Kayah [Member]
Disclosure of contractual obligations and commitments [line items]
Percentage of production to be purchased after third step down	6.25%
Top of range [member] | Kudz Ze Kayah [Member]
Disclosure of contractual obligations and commitments [line items]
Percentage of production to be purchased after third step down	6.75%
Aljustrel [member]
Disclosure of contractual obligations and commitments [line items]
Maximum percentage of copper included in concentrate	15.00%
Tranche One [Member] | Kudz Ze Kayah [Member]
Disclosure of contractual obligations and commitments [line items]
Number of ounces to be delivered before first step down in entitlement percentage	43,300,000
Number of ounces to be produced and delivered before first step down	330,000
Tranche One [Member] | Bottom of range [member] | Kudz Ze Kayah [Member]
Disclosure of contractual obligations and commitments [line items]
Percentage of production to be purchased	6.875%
Tranche One [Member] | Top of range [member] | Kudz Ze Kayah [Member]
Disclosure of contractual obligations and commitments [line items]
Percentage of production to be purchased	7.375%
Tranche Two [Member] | Kudz Ze Kayah [Member]
Disclosure of contractual obligations and commitments [line items]
Number of ounces to be delivered before second step down in entitlement percentage	7,960,000
Tranche Two [Member] | Bottom of range [member] | Kudz Ze Kayah [Member]
Disclosure of contractual obligations and commitments [line items]
Percentage of production to be purchased after first step down	5.625%
Tranche Two [Member] | Top of range [member] | Kudz Ze Kayah [Member]
Disclosure of contractual obligations and commitments [line items]
Percentage of production to be purchased after first step down	6.125%
Tranche Three [Member] | Bottom of range [member] | Kudz Ze Kayah [Member]
Disclosure of contractual obligations and commitments [line items]
Number of ounces to be delivered before third step down in entitlement percentage	35,340,000
Percentage of production to be purchased after second step down	5.00%
Tranche Three [Member] | Top of range [member] | Kudz Ze Kayah [Member]
Disclosure of contractual obligations and commitments [line items]
Number of ounces to be delivered after step downs in entitlement percentage	86,600,000
Percentage of production to be purchased after second step down	5.50%
Gold interests [member] | Kudz Ze Kayah [Member]
Disclosure of contractual obligations and commitments [line items]
Number of ounces to be delivered after step downs in entitlement percentage	660,000
Gold interests [member] | Platreef [Member]
Disclosure of contractual obligations and commitments [line items]
Percentage of production to be purchased		62.50%
Percentage of production to be purchased after second step down	3.125%
Threshold limits for concentrator production | MillionTonnesPerAnnum	5.5
Gold interests [member] | Tranche Two [Member] | Kudz Ze Kayah [Member]
Disclosure of contractual obligations and commitments [line items]
Number of ounces to be produced and delivered after first step down	59,800
Gold interests [member] | Tranche Three [Member] | Kudz Ze Kayah [Member]
Disclosure of contractual obligations and commitments [line items]
Number of ounces to be produced and delivered after second step down	270,200
Gold [member] | Constancia [member]
Disclosure of contractual obligations and commitments [line items]
Initial term of contract	40 years
Percentage of production to be purchased	50.00%
Gold [member] | San Dimas [member]
Disclosure of contractual obligations and commitments [line items]
Percentage of production to be purchased	25.00%
Percentage of silver production to be Converted to gold and purchased	25.00%
Gold to silver price ratio minimum limit for revisiting stated exchange rate	70
Exchange ratio to be fixed when price ratio reach minimum limit for six months	50
Exchange ratio to be fixed when price ratio reach maximum limit for six months	90
Gold to silver exchange ratio, description	fixed gold to silver exchange ratio is 70:1.
Gold [member] | San Dimas [member] | Bottom of range [member]
Disclosure of contractual obligations and commitments [line items]
Gold to silver price ratio minimum limit for revisiting stated exchange ratio	50
Gold [member] | San Dimas [member] | Top of range [member]
Disclosure of contractual obligations and commitments [line items]
Gold to silver price ratio minimum limit for revisiting stated exchange ratio	90
Gold [member] | Stillwater [member]
Disclosure of contractual obligations and commitments [line items]
Percentage of production to be purchased	100.00%
Per ounce cash payment as a percentage of the spot price of metal delivered after upfront deposit reduced to NIL	22.00%
Gold [member] | Minto [member]
Disclosure of contractual obligations and commitments [line items]
Percentage of production to be purchased	100.00%
Number of ounces to be delivered before sharing mechanism applies	30,000
Attributable Payable Production to be Purchased there after	50.00%
Gold [member] | Cotabambas [member]
Disclosure of contractual obligations and commitments [line items]
Percentage of production to be purchased	25.00%
Percentage Of Production To Be Purchased After Stream Percentage Reduction	16.67%
Cumulative silver equivalent ounces to be produced before reduction in stream percentage	90,000,000
Gold [member] | Marmato [member]
Disclosure of contractual obligations and commitments [line items]
Percentage of production to be purchased	10.50%
Percentage Of Production To Be Purchased After Stream Percentage Reduction	5.25%
Number of ounces to be delivered before first step down in entitlement percentage	310,000
Gold [member] | Blackwater [Member]
Disclosure of contractual obligations and commitments [line items]
Percentage of production to be purchased	8.00%
Percentage Of Production To Be Purchased After Stream Percentage Reduction	4.00%
Cumulative Gold Ounces To Be Delivered Before Reduction In Stream Percentage	464,000
Number of ounces to be delivered before first step down in entitlement percentage				279,908
Gold [member] | Marathon [Member]
Disclosure of contractual obligations and commitments [line items]
Percentage of production to be purchased	100.00%
Percentage Of Production To Be Purchased After Stream Percentage Reduction	67.00%
Number of ounces to be delivered before first step down in entitlement percentage	150,000
Gold [member] | Fenix [Member]
Disclosure of contractual obligations and commitments [line items]
Percentage of production to be purchased	6.00%
Number of ounces to be delivered before first step down in entitlement percentage	90,000
Percentage of production to be purchased after first step down	4.00%
Number of ounces to be delivered before second step down in entitlement percentage	140,000
Percentage of production to be purchased after second step down	3.50%
Gold [member] | Curipamba [Member]
Disclosure of contractual obligations and commitments [line items]
Percentage of production to be purchased	50.00%
Percentage Of Production To Be Purchased After Stream Percentage Reduction	33.00%
Cumulative Gold Ounces To Be Delivered Before Reduction In Stream Percentage	145,000
Gold [member] | Goose [Member]
Disclosure of contractual obligations and commitments [line items]
Percentage of production to be purchased	2.78%
Percentage of production to be purchased after first step down	1.44%
Number of ounces to be delivered before second step down in entitlement percentage	134,000
Percentage of production to be purchased after second step down	1.00%
Number of ounces to be delivered before first step down in entitlement percentage	87,100
Gold [member] | Santo Domingo [Member]
Disclosure of contractual obligations and commitments [line items]
Percentage of production to be purchased	100.00%
Percentage Of Production To Be Purchased After Stream Percentage Reduction	67.00%
Number of ounces to be delivered before first step down in entitlement percentage	285,000
Gold [member] | Constancia PMPA [Member]
Disclosure of contractual obligations and commitments [line items]
Price per ounce after the initial 40 year term | Agreement	550
Gold [member] | Cangrejos [Member]
Disclosure of contractual obligations and commitments [line items]
Percentage of production to be purchased	6.60%
Percentage Of Production To Be Purchased After Stream Percentage Reduction	4.40%
Number of ounces to be delivered before first step down in entitlement percentage	700,000
Per ounce cash payment as a percentage of the spot price of metal delivered after upfront deposit reduced to NIL			22.00%
Gold [member] | Platreef [Member]
Disclosure of contractual obligations and commitments [line items]
Percentage of production to be purchased	62.50%
Number of ounces to be delivered before first step down in entitlement percentage		218,750
Percentage of production to be purchased after first step down	50.00%	50.00%
Number of ounces to be delivered before second step down in entitlement percentage		428,300
Percentage of production to be purchased after second step down	3.125%	3.125%
Number of ounces to be delivered before first step down in entitlement percentage	218,750
Number of gold ounces to be delivered before second step down in entitlement percentage	428,300
Percentage of the spot price of metal	80.00%
Gold [member] | Curraghinalt [Member]
Disclosure of contractual obligations and commitments [line items]
Percentage of production to be purchased	3.05%
Percentage Of Production To Be Purchased After Stream Percentage Reduction	1.50%
Cumulative Gold Ounces To Be Delivered Before Reduction In Stream Percentage	125,000
Silver [member] | Constancia [member]
Disclosure of contractual obligations and commitments [line items]
Price per ounce after the initial 40 year term | yr	40
Percentage of production to be purchased	100.00%
Silver [member] | Aljustrel [member]
Disclosure of contractual obligations and commitments [line items]
Percentage of production to be purchased	100.00%
Silver [member] | Minto [member]
Disclosure of contractual obligations and commitments [line items]
Percentage of production to be purchased	100.00%
Silver [member] | Cotabambas [member]
Disclosure of contractual obligations and commitments [line items]
Percentage of production to be purchased	100.00%
Percentage Of Production To Be Purchased After Stream Percentage Reduction	66.67%
Cumulative silver equivalent ounces to be produced before reduction in stream percentage	90,000,000
Silver [member] | Marmato [member]
Disclosure of contractual obligations and commitments [line items]
Percentage of production to be purchased	100.00%
Percentage Of Production To Be Purchased After Stream Percentage Reduction	50.00%
Number of ounces to be delivered before first step down in entitlement percentage	2,150,000
Per ounce cash payment as a percentage of the spot price of metal delivered after upfront deposit reduced to NIL	22.00%
Silver [member] | Cozamin [Member]
Disclosure of contractual obligations and commitments [line items]
Percentage of production to be purchased	50.00%
Number of ounces to be delivered before first step down in entitlement percentage	10,000,000
Percentage of metal production at the mine which WPM is entitled to after step down	33.00%
Silver [member] | Blackwater [Member]
Disclosure of contractual obligations and commitments [line items]
Percentage of production to be purchased	50.00%
Percentage Of Production To Be Purchased After Stream Percentage Reduction	33.00%
Cumulative silver ounces to be delivered before reduction in stream percentage	17,800,000
Silver [member] | Curipamba [Member]
Disclosure of contractual obligations and commitments [line items]
Percentage of production to be purchased	75.00%
Silver [member] | Constancia PMPA [Member]
Disclosure of contractual obligations and commitments [line items]
Price per ounce after the initial 40 year term | $ / oz	9.9
Palladium [member] | Stillwater [member]
Disclosure of contractual obligations and commitments [line items]
Percentage of production to be purchased	4.50%
Number of ounces to be delivered before first step down in entitlement percentage	375,000
Percentage of production to be purchased after first step down	2.25%
Number of ounces to be delivered before second step down in entitlement percentage	550,000
Percentage of production to be purchased after second step down	1.00%
Palladium [member] | Platreef [Member]
Disclosure of contractual obligations and commitments [line items]
Percentage of production to be purchased	5.25%
Cobalt [member] | Voisey's Bay [member]
Disclosure of contractual obligations and commitments [line items]
Percentage of production to be purchased	42.40%
Cobalt pounds to be delivered before entitlement step down takes effect | lb	31
Percentage of metal production at the mine which WPM is entitled to after step down	21.20%
Platinum [Member] | Marathon [Member]
Disclosure of contractual obligations and commitments [line items]
Percentage of production to be purchased	22.00%
Percentage Of Production To Be Purchased After Stream Percentage Reduction	15.00%
Number of ounces to be delivered before first step down in entitlement percentage	120,000
Platinum [Member] | Platreef [Member]
Disclosure of contractual obligations and commitments [line items]
Percentage of production to be purchased	5.25%
Palladium and platinum [Member] | Platreef [Member]
Disclosure of contractual obligations and commitments [line items]
Percentage of production to be purchased	0.10%
Number of ounces to be delivered before first step down in entitlement percentage		350,000
Percentage of production to be purchased after first step down		3.00%
Number of ounces to be delivered before second step down in entitlement percentage		485,115
Percentage of production to be purchased after second step down	0.10%	0.10%
Spot Price Increased After Payment	80.00%
Number of palladium and platinum ounces to be delivered before first step down in entitlement percentage	350,000
Number of palladium and platinum ounces to be delivered after second step down in entitlement percentage	485,115
Threshold limits for concentrator production | MillionTonnesPerAnnum	5.5